February 5, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Premier Equity Funds, Inc.
Registration Statement File No. 2-30806
CIK No. 030156

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 80 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on January 26, 2007.

Very truly yours,

/s/ Loretta Johnston
Loretta Johnston
Senior Paralegal